Fair Value Measurements (Tables) - DiamondHead Holdings Corp.	12 Months Ended
Dec. 31, 2022
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

	Fair Value Measured as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account - Money Market Funds	$349,152,086	$—	$—	$349,152,086
Liabilities:
Derivative public warrant liabilities	$905,630	$—	$—	$905,630
Derivative private warrant liabilities	$—	$—	$625,370	$625,370

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of December 31,	As of December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock Price	$10.05	$9.74
Option term (in years)	5.00	4.82
Volatility	40%	12%
Risk-free interest rate	4.1%	1.3%

Schedule of change in the derivative fair value of the warrant liabilities

Derivative warrant liabilities at January 1, 2022 - Level 3	$3,619,330
Change in fair value of derivative warrant liabilities - Level 3	(2,993,960)
Derivative warrant liabilities at December 31, 2022 - Level 3	$625,370

Derivative warrant liabilities at January 1, 2021 - Level 3	$—
Issuance of Derivative Warrants - Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities - Level 3	(1,780,000)
Derivative warrant liabilities at December 31, 2021 - Level 3	$3,619,330